Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014
Subsequent Events
Subsequent Events

(10) Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through November 7, 2014, the date at which the financial statements were available to be issued and has determined that there are no such events that would have a material impact on the financial statements.

(19) Subsequent Events

The Company has evaluated subsequent events from the balance sheet date through August 22, 2014, the date at which the financial statements were available to be issued.

In August 2014, the Board of Directors granted restricted stock units for 340,875 shares of common stock which vest annually over four years and stock options to purchase 321,700 shares of commons stock at a weighted-average exercise price of $24.80 per share which vest over four years.